Marketable debt securities - Structured bank bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Structured bank bonds
Financial liabilities
Financial liabilities	$ 10,726	12,530
Accrued interest	22	12
Total financial liabilities	10,748	12,542
Structured bank bonds May 31, 2018 - Two
Financial liabilities
Financial liabilities	151
Structured bank bonds January 4, 2018 - Three
Financial liabilities
Financial liabilities	59
Structured bank bonds January 17, 2018
Financial liabilities
Financial liabilities	10
Structured bank bonds May 24, 2021
Financial liabilities
Financial liabilities	57
Structured bank bonds May 12, 2021
Financial liabilities
Financial liabilities	18	20
Structured bank bonds April 23, 2021 - One
Financial liabilities
Financial liabilities	347	383
Structured bank bonds March 16, 2021
Financial liabilities
Financial liabilities	7	14
Structured bank bonds March 3, 2021 - One
Financial liabilities
Financial liabilities	4	21
Structured bank bonds March 3, 2021 - Two
Financial liabilities
Financial liabilities	23	4
Structured bank bonds February 23, 2021
Financial liabilities
Financial liabilities	41	157
Structured bank bonds December 14, 2020
Financial liabilities
Financial liabilities	167	160
Structured bank bonds November 23, 2020
Financial liabilities
Financial liabilities	128	123
Structured bank bonds November 9, 2020 - Three
Financial liabilities
Financial liabilities	66	63
Structured bank bonds November 9, 2020 - Two
Financial liabilities
Financial liabilities	212	203
Structured bank bonds November 9, 2020 - One
Financial liabilities
Financial liabilities	45	43
Structured bank bonds November 5, 2020
Financial liabilities
Financial liabilities	8	8
Structured bank bonds October 26, 2020
Financial liabilities
Financial liabilities	515	503
Structured bank bonds October 23, 2020
Financial liabilities
Financial liabilities	771	823
Structured bank bonds December 27, 2019
Financial liabilities
Financial liabilities	36
Structured bank bonds December 19, 2019
Financial liabilities
Financial liabilities	15	14
Structured bank bonds November 22, 2019
Financial liabilities
Financial liabilities	66
Structured bank bonds November 14, 2019
Financial liabilities
Financial liabilities	155	148
Structured bank bonds November 7, 2019
Financial liabilities
Financial liabilities	18	17
Structured bank bonds October 16, 2019
Financial liabilities
Financial liabilities	103
Structured bank bonds October 3, 2019
Financial liabilities
Financial liabilities	20	28
Structured bank bonds September 25, 2019
Financial liabilities
Financial liabilities	90
Structured bank bonds September 4, 2019
Financial liabilities
Financial liabilities	99	93
Structured bank bonds June 26, 2019
Financial liabilities
Financial liabilities	10
Structured bank bonds June 6, 2019 - Two
Financial liabilities
Financial liabilities	58	53
Structured bank bonds June 6, 2019 - Four
Financial liabilities
Financial liabilities	27	26
Structured bank bonds June 6, 2019 - Three
Financial liabilities
Financial liabilities	219	215
Structured bank bonds June 6, 2019 - One
Financial liabilities
Financial liabilities	7	6
Structured bank bonds May 23, 2019
Financial liabilities
Financial liabilities	21	19
Structured bank bonds April 26, 2019 - Two
Financial liabilities
Financial liabilities	15	14
Structured bank bonds April 26, 2019 - Three
Financial liabilities
Financial liabilities	50	47
Structured bank bonds April 26, 2019 - One
Financial liabilities
Financial liabilities	118	121
Structured bank bonds April 3, 2019
Financial liabilities
Financial liabilities	18	16
Structured bank bonds March 27, 2019
Financial liabilities
Financial liabilities	10	9
Structured bank bonds February 21, 2019
Financial liabilities
Financial liabilities	110
Structured bank bonds February 14, 2019
Financial liabilities
Financial liabilities	11	10
Structured bank bonds November 16, 2018
Financial liabilities
Financial liabilities	19
Structured bank bonds October 19, 2018
Financial liabilities
Financial liabilities	167	150
Structured bank bonds September 27, 2018
Financial liabilities
Financial liabilities	135	124
Structured bank bonds September 26, 2018
Financial liabilities
Financial liabilities	166
Structured bank bonds September 20, 2018
Financial liabilities
Financial liabilities	105	97
Structured bank bonds August 30, 2018
Financial liabilities
Financial liabilities	133	123
Structured bank bonds August 2, 2018 - Two
Financial liabilities
Financial liabilities	6	5
Structured bank bonds August 2, 2018 - One
Financial liabilities
Financial liabilities	11	10
Structured bank bonds July 12, 2018
Financial liabilities
Financial liabilities	126	114
Structured bank bonds June 29, 2018 - Five
Financial liabilities
Financial liabilities	305
Structured bank bonds June 29, 2018 - Six
Financial liabilities
Financial liabilities	10
Structured bank bonds June 29, 2018 - Three
Financial liabilities
Financial liabilities	925	970
Structured bank bonds June 29, 2018 - Two
Financial liabilities
Financial liabilities	10	9
Structured bank bonds June 29, 2018 - Four
Financial liabilities
Financial liabilities	150	137
Structured bank bonds June 27, 2018
Financial liabilities
Financial liabilities	$ 467	$ 463
Rate (as a percent)	2.00%	2.00%
Structured bank bonds June 8, 2018
Financial liabilities
Financial liabilities	$ 13
Structured bank bonds June 6, 2018
Financial liabilities
Financial liabilities	159	$ 150
Structured bank bonds May 31, 2018 - One
Financial liabilities
Financial liabilities	127	121
Structured bank bonds May 30, 2018
Financial liabilities
Financial liabilities	715
Structured bank bonds May 25, 2018
Financial liabilities
Financial liabilities	10
Structured bank bonds May 16, 2018
Financial liabilities
Financial liabilities	148	141
Structured bank bonds May 9, 2018
Financial liabilities
Financial liabilities	101
Structured bank bonds April 3, 2018 - Two
Financial liabilities
Financial liabilities	6	6
Structured bank bonds April 3, 2018 - One
Financial liabilities
Financial liabilities	892	945
Structured bank bonds March 22, 2018
Financial liabilities
Financial liabilities	49
Structured bank bonds March 20, 2018
Financial liabilities
Financial liabilities	46
Structured bank bonds March 14, 2018
Financial liabilities
Financial liabilities	21
Structured bank bonds March 12, 2018
Financial liabilities
Financial liabilities	90
Structured bank bonds March 5, 2018 - Two
Financial liabilities
Financial liabilities	41	42
Structured bank bonds March 5, 2018 - One
Financial liabilities
Financial liabilities	41	42
Structured bank bonds March 2, 2018
Financial liabilities
Financial liabilities	476	581
Structured bank bonds February 21, 2018
Financial liabilities
Financial liabilities	10
Structured bank bonds February 20, 2018
Financial liabilities
Financial liabilities	24
Structured bank bonds February 19, 2018
Financial liabilities
Financial liabilities	310	330
Structured bank bonds February 16, 2018
Financial liabilities
Financial liabilities	40
Structured bank bonds January 4, 2018 - Two
Financial liabilities
Financial liabilities	14	14
Structured bank bonds January 4, 2018 - One
Financial liabilities
Financial liabilities	572	613
Structured bank bonds May 17, 2019
Financial liabilities
Financial liabilities	$ 181
Structured bank bonds January 6, 2017
Financial liabilities
Financial liabilities		$ 35
Rate (as a percent)		10.00%
Structured bank bonds January 10, 2017 - One
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		9.00%
Structured bank bonds January 4, 2017
Financial liabilities
Financial liabilities		$ 27
Rate (as a percent)		11.59%
Structured bank bonds January 13, 2017
Financial liabilities
Financial liabilities		$ 17
Rate (as a percent)		12.50%
Structured bank bonds January 3, 2017
Financial liabilities
Financial liabilities		$ 82
Rate (as a percent)		4.18%
Structured bank bonds January 5, 2017
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		8.00%
Structured bank bonds January 24, 2017
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		7.00%
Structured bank bonds March 2, 2017
Financial liabilities
Financial liabilities		$ 593
Structured bank bonds March 16, 2017
Financial liabilities
Financial liabilities		53
Structured bank bonds March 13, 2017
Financial liabilities
Financial liabilities		42
Structured bank bonds March 24, 2017
Financial liabilities
Financial liabilities		12
Structured bank bonds April 6, 2017
Financial liabilities
Financial liabilities		12
Structured bank bonds June 29, 2017
Financial liabilities
Financial liabilities		465
Structured bank bonds August 3, 2017
Financial liabilities
Financial liabilities		514
Structured bank bonds September 6, 2017
Financial liabilities
Financial liabilities		441
Structured bank bonds September 8, 2017
Financial liabilities
Financial liabilities		168
Structured bank bonds November 6, 2017
Financial liabilities
Financial liabilities		115
Structured bank bonds March 6, 2017
Financial liabilities
Financial liabilities		441
Structured bank bonds May 9, 2017
Financial liabilities
Financial liabilities		25
Structured bank bonds May 25, 2017
Financial liabilities
Financial liabilities		22
Structured bank bonds June 29, 2018 - One
Financial liabilities
Financial liabilities		82
Structured bank bonds August 10, 2017
Financial liabilities
Financial liabilities		122
Structured bank bonds August 30, 2017
Financial liabilities
Financial liabilities		155
Structured bank bonds September 14, 2017 - One
Financial liabilities
Financial liabilities		51
Structured bank bonds September 14, 2017 - Two
Financial liabilities
Financial liabilities		153
Structured bank bonds December 14, 2017
Financial liabilities
Financial liabilities		18
Structured bank bonds July 18, 2017
Financial liabilities
Financial liabilities		204
Structured bank bonds December 21, 2017
Financial liabilities
Financial liabilities		10
Structured bank bonds January 10, 2017 - Two
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		26.00%
Structured bank bonds January 17, 2017
Financial liabilities
Financial liabilities		$ 83
Rate (as a percent)		4.15%